Shareholder Report, Average Annual Return (Details) IYFL_MML Short-Duration Bond Fund_Class II_TSR Annual {Class II}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II - without sales charge
Average Annual Return, Percent	5.96%	2.56%	2.57%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent	5.39%	1.98%	2.08%